Stock-Based Compensation (Information Related To Plans) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Stock-Based Compensation [Abstract]
Weighted average fair value of options granted	$ 0.00	$ 0.00